S000077884 [Member] Average Annual Total Returns		12 Months Ended	26 Months Ended
		Dec. 31, 2024	Dec. 31, 2024
FTSE All-World Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	17.20%	19.88%
FTSE Green Revenues Select Infrastructure and Industrials Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.59%	12.35%
FTSE All World ex-US Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.62%	14.50%
iShares Environmental Infrastructure and Industrials ETF
Prospectus [Line Items]
Average Annual Return, Percent		8.25%	11.99%
Performance Inception Date			Nov. 01, 2022
iShares Environmental Infrastructure and Industrials ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.40%	11.38%
iShares Environmental Infrastructure and Industrials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.65%	9.31%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.
[2]	Effective approximately one year from the date of the Fund's prospectus, the Fund will no longer compare its performance to this index.